Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives - Minimum [Member]	12 Months Ended
Dec. 31, 2022
Electronic Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	3 years